Capital management - Summary of Covenant Rations and Target Drawdown Stop Conditions (Detail) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€) shares
June 30, 2023
Capital Management [Line Items]
Interest cover ratio	(0.8)
EBITDA margin	(4.30%)
EBITDA | €	€ (8.5)
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.104
December 31, 2023
Capital Management [Line Items]
Interest cover ratio	(0.9)
EBITDA margin	(5.80%)
EBITDA | €	€ (11.6)
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.115
June 30, 2024
Capital Management [Line Items]
Leverage ratio	33.9
Interest cover ratio	0.4
EBITDA margin	8.10%
EBITDA | €	€ 19.8
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.127
December 31, 2024
Capital Management [Line Items]
Leverage ratio	5.4
Interest cover ratio	2.3
EBITDA margin	19.40%
EBITDA | €	€ 68.2
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.129
June 30, 2025
Capital Management [Line Items]
Leverage ratio	3.2
Interest cover ratio	3.8
EBITDA margin	24.10%
EBITDA | €	€ 111.2
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.142
December 31, 2025
Capital Management [Line Items]
Leverage ratio	2.2
Interest cover ratio	5.5
EBITDA margin	27.30%
EBITDA | €	€ 157.5
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.155
June 30, 2026
Capital Management [Line Items]
Leverage ratio	2.2
Interest cover ratio	5.5
EBITDA margin	28.90%
EBITDA | €	€ 200.0
Fast/ultra-fast charging equipment utilization rate (drawstop)	0.166
December 31, 2026
Capital Management [Line Items]
Leverage ratio	2.2
Interest cover ratio	5.5
June 30, 2027
Capital Management [Line Items]
Interest cover ratio	5.5